UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
 (Address of principal executive offices)             (Zip code)

John Millette

Secretary

One Beacon Street

Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  05/31
DWS Clean Technology Fund

Date of reporting period:  7/1/12-9/28/12

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02021
Reporting Period: 07/01/2012 - 09/28/2012
DWS Securities Trust

======================== D    DWS Clean Technology Fund ========================

BILLERUD AB

Ticker:       BILL           Security ID:  W16021102
Meeting Date: SEP 14, 2012   Meeting Type: Special
Record Date:  SEP 07, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Elect Chairman of Meeting               For       Did Not Vote Management
3     Prepare and Approve List of             For       Did Not Vote Management
      Shareholders
4     Approve Agenda of Meeting               For       Did Not Vote Management
5     Designate Inspector(s) of Minutes of    For       Did Not Vote Management
      Meeting
6     Acknowledge Proper Convening of Meeting For       Did Not Vote Management
7     Amend Articles Re: Number of Shares     For       Did Not Vote Management
      and Share Capital
8a    Approve Acquisition of Korsnas          For       Did Not Vote Management
8b    Approve Issue of  Shares in Connection  For       Did Not Vote Management
      with Acquisition of Korsnas
8c    Approve Preemptive Rights Issue         For       Did Not Vote Management
9     Change Company Name to BillerudKorsnas  For       Did Not Vote Management
      Aktiebolag (publ)
10    Set Number of Board Members, Elect      None      Did Not Vote Shareholder
      Board Members and Chairman of Board,
      Set Fees to Board Members, and
      Amendment Procedure of Appointing
      Nomination Committee.
11    Close Meeting                           None      None         Management

--------------------------------------------------------------------------------

ENCE ENERGIA Y CELULOSA SA

Ticker:                      Security ID:  E5701K127
Meeting Date: JUL 24, 2012   Meeting Type: Special
Record Date:  JUL 17, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reduction in Share Capital via  For       For          Management
      Amortization of Treasury Shares
2     Approve Special Stock Dividends         For       For          Management
      Through Distribution of Treasury Shares
3     Authorize Share Repurchase              For       For          Management
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions
5     Receive Amendments to Board of          None      None         Management
      Directors' Regulations

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                      DWS Securities Trust

By (Signature and Title) /s/W. Douglas Beck

W. Douglas Beck, Chief Executive Officer and President

Date  4/3/13